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88403
May 4, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Document Control - EDGAR

RE:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK ("COMPANY")
          ON BEHALF OF RIVERSOURCE OF NEW YORK ACCOUNT 8 ("REGISTRANT") FILE NOS. 333-42257 AND 811-5213
          RiverSource(R) Succession Select Variable Life Insurance CSP

Dear Commissioners:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions regarding this filing, please contact me at (612) 678-4177.

Sincerely,


/s/ Dixie Carroll
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Dixie Carroll
Assistant General Counsel and
Assistant Secretary